Average Annual Total Returns - DWS Emerging Markets Equity Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax Since Inception	MSCI Emerging Markets Index (reflects no deduction for fees or expenses) 1 Year	MSCI Emerging Markets Index (reflects no deduction for fees or expenses) Since Inception
Total	Sep. 07, 2018	18.74%	14.72%	18.31%	13.32%